Liabilities related to associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Schedule of changes on the provisions related to samarco dam failure

	December 31, 2021	Income statement	Monetary and present value adjustments	Disbursements	Translation adjustments	December 31, 2022
Renova Foundation reparation and compensation programs	2,910	110	243	(338)	199	3,124
De-characterization of the Germano dam	202	(21)	1	-	15	197
Liabilities	3,112	89	244	(338)	214	3,321

Current liabilities	1,785					1,911
Non-current liabilities	1,327					1,410
Liabilities	3,112					3,321

Discount rate in nominal terms	5.48% - 8.79%					6.20% - 9.51%

Samarco [Member]
IfrsStatementLineItems [Line Items]
Summarized financial information of samarco

	December 31, 2022	December 31, 2021
Current assets	454	561
Non-current assets	2,748	2,921
Total assets	3,202	3,482

Current liabilities	10,808	10,902
Non-current liabilities	7,401	7,040
Total liabilities	18,209	17,942
Negative reserves	(15,007)	(14,460)

Net income (loss) for the year ended	11	(3,208)